Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
10.	SUBSEQUENT EVENTS

Common Stock

From October 1, 2014 to November 5, 2014, the Company issued 208,708 shares of common stock to satisfy obligations under share subscription agreements for $120,000.

Stock Payable

From October 1, 2014 to November 5, 2014 the Company received $118,000 in cash in exchange for a common stock payable of 276,444 shares of common stock.

13.	SUBSEQUENT EVENTS

Common Stock

From July 1, 2014 to September 19 , 2014, the Company issued 406,665 shares of common stock to satisfy obligations under share subscription agreements for $376,995.

Stock Payable

From July 1, 2014 to September 19, 2014 the Company received $81,050 in cash in exchange for a common stock payable of 76,550 shares of common stock.